Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares®
iShares, Inc.
Supplement dated March 31, 2023 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 29, 2022, and Statement of Additional Information (the “SAI”), dated December 29, 2022 (as revised March 1, 2023), for the iShares MSCI Frontier and Select EM ETF (FM) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The Board of Directors has approved the below changes for the Fund that are expected to be implemented on or around June 1, 2023 (the “Effective Date”). As a result of these changes, the Fund’s adviser will actively manage the Fund rather than seek to track the performance of an index. The Fund will continue to be managed by the same Portfolio Managers and is not expected to experience significant portfolio turnover due to the changes. The Fund will, however, start to decrease its exposure to certain industries to the extent such industries would exceed applicable concentration limits once the changes are effective. This may lead to elevated tracking error prior to the Effective Date.

	Fund Name	Investment Objective

Current	iShares MSCI Frontier and Select EM ETF	The iShares MSCI Frontier and Select EM ETF (the “Fund”) seeks to track the investment results of an index composed primarily of frontier market equities along with select emerging market equities.

New	iShares Frontier and Select EM ETF	The iShares Frontier and Select EM ETF (the “Fund”) seeks to provide exposure to frontier market equities along with select emerging market equities.
Accordingly, the following changes will take effect on the Effective Date:
All references to the “iShares MSCI Frontier and Select EM ETF” in the Summary Prospectus, Prospectus, and SAI shall be deleted and replaced with “iShares Frontier and Select EM ETF.”
Changes related to the Fund’s “Underlying Index” and “Index Provider”
All references to the “MSCI Frontier and Emerging Markets Select Index” (the “Underlying Index”) in the Prospectus, Summary Prospectus and, with respect to the Fund, the SAI, shall be deleted and, as applicable, replaced with the
“MSCI Frontier and Emerging Markets Select Index” (the “Benchmark” in the Prospectus and Summary Prospectus and the “FM Benchmark” in the SAI).
All references to the “Index Provider” in the Prospectus and Summary Prospectus and, with respect to the Fund, the SAI, shall be deleted and, as applicable, replaced with “MSCI, Inc.” (“MSCI” or the “Benchmark Provider” in the Prospectus and Summary Prospectus and “FM Benchmark Provider” in the SAI).
Change in the Fund’s “Principal Investment Strategies”
The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers economically tied to frontier markets and issuers economically tied to emerging markets, or in depositary receipts representing such securities.
Frontier markets are those markets that are considered to be among the smallest, least mature and least liquid investable equity markets. Additionally, the emerging markets in which the Fund seeks to invest are those markets selected from the lower size spectrum of emerging markets (i.e., emerging market countries with lower gross national income per capita and total stock market capitalizations relative to those of the full spectrum of emerging market countries). For this purpose, frontier markets and select emerging markets include, but are not limited to, the markets included in the MSCI Frontier and Emerging Markets Select Index (the “Benchmark”). As of February 28, 2023, the Benchmark consisted of securities in the following countries or regions: Bahrain, Bangladesh, Colombia, Egypt, Estonia, Jordan, Kazakhstan, Kenya, Lithuania, Morocco, Nigeria, Oman, Pakistan, Peru, the Philippines, Romania, Slovenia, Sri Lanka and Vietnam. To the extent that markets restrict or delay repatriation of the applicable local currency, the Fund may choose not to invest in, or limit their investments in, such markets.
The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index. In selecting investments for the Fund, BFA uses optimization techniques relative to the Benchmark in order to provide exposure to frontier markets and select emerging markets while taking into account, among other things, regulatory requirements, market limitations, and repatriation restrictions as determined by BFA. As a result of the optimization techniques, the performance of the Fund may materially differ from that of the Benchmark.
The Fund may also invest in other securities, including but not limited to, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. In certain situations or market conditions, the Fund may temporarily depart from its normal investment process, provided that the alternative, in the opinion of BFA, is consistent with the Fund’s investment objective and is in the best interest of the Fund.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
Changes to the Summary of Principal Risks and a Further Discussion of Principal Risks
The following sections in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” and in the section of the Prospectus entitled “A Further Discussion of Principal Risks” shall be deleted in their entirety:
•	Calculation Methodology Risk
•	Index-Related Risk
•	Passive Investment Risk
•	Tracking Error Risk
The section entitled “Management Risk” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” shall be deleted and replaced with the following:
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA will not produce the desired results, and that securities selected by BFA may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Frontier and Select EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares®
iShares, Inc.
Supplement dated March 31, 2023 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 29, 2022, and Statement of Additional Information (the “SAI”), dated December 29, 2022 (as revised March 1, 2023), for the iShares MSCI Frontier and Select EM ETF (FM) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The Board of Directors has approved the below changes for the Fund that are expected to be implemented on or around June 1, 2023 (the “Effective Date”). As a result of these changes, the Fund’s adviser will actively manage the Fund rather than seek to track the performance of an index. The Fund will continue to be managed by the same Portfolio Managers and is not expected to experience significant portfolio turnover due to the changes. The Fund will, however, start to decrease its exposure to certain industries to the extent such industries would exceed applicable concentration limits once the changes are effective. This may lead to elevated tracking error prior to the Effective Date.

	Fund Name	Investment Objective

Current	iShares MSCI Frontier and Select EM ETF	The iShares MSCI Frontier and Select EM ETF (the “Fund”) seeks to track the investment results of an index composed primarily of frontier market equities along with select emerging market equities.

New	iShares Frontier and Select EM ETF	The iShares Frontier and Select EM ETF (the “Fund”) seeks to provide exposure to frontier market equities along with select emerging market equities.
Accordingly, the following changes will take effect on the Effective Date:
All references to the “iShares MSCI Frontier and Select EM ETF” in the Summary Prospectus, Prospectus, and SAI shall be deleted and replaced with “iShares Frontier and Select EM ETF.”
Changes related to the Fund’s “Underlying Index” and “Index Provider”
All references to the “MSCI Frontier and Emerging Markets Select Index” (the “Underlying Index”) in the Prospectus, Summary Prospectus and, with respect to the Fund, the SAI, shall be deleted and, as applicable, replaced with the
“MSCI Frontier and Emerging Markets Select Index” (the “Benchmark” in the Prospectus and Summary Prospectus and the “FM Benchmark” in the SAI).
All references to the “Index Provider” in the Prospectus and Summary Prospectus and, with respect to the Fund, the SAI, shall be deleted and, as applicable, replaced with “MSCI, Inc.” (“MSCI” or the “Benchmark Provider” in the Prospectus and Summary Prospectus and “FM Benchmark Provider” in the SAI).
Change in the Fund’s “Principal Investment Strategies”
The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers economically tied to frontier markets and issuers economically tied to emerging markets, or in depositary receipts representing such securities.
Frontier markets are those markets that are considered to be among the smallest, least mature and least liquid investable equity markets. Additionally, the emerging markets in which the Fund seeks to invest are those markets selected from the lower size spectrum of emerging markets (i.e., emerging market countries with lower gross national income per capita and total stock market capitalizations relative to those of the full spectrum of emerging market countries). For this purpose, frontier markets and select emerging markets include, but are not limited to, the markets included in the MSCI Frontier and Emerging Markets Select Index (the “Benchmark”). As of February 28, 2023, the Benchmark consisted of securities in the following countries or regions: Bahrain, Bangladesh, Colombia, Egypt, Estonia, Jordan, Kazakhstan, Kenya, Lithuania, Morocco, Nigeria, Oman, Pakistan, Peru, the Philippines, Romania, Slovenia, Sri Lanka and Vietnam. To the extent that markets restrict or delay repatriation of the applicable local currency, the Fund may choose not to invest in, or limit their investments in, such markets.
The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index. In selecting investments for the Fund, BFA uses optimization techniques relative to the Benchmark in order to provide exposure to frontier markets and select emerging markets while taking into account, among other things, regulatory requirements, market limitations, and repatriation restrictions as determined by BFA. As a result of the optimization techniques, the performance of the Fund may materially differ from that of the Benchmark.
The Fund may also invest in other securities, including but not limited to, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. In certain situations or market conditions, the Fund may temporarily depart from its normal investment process, provided that the alternative, in the opinion of BFA, is consistent with the Fund’s investment objective and is in the best interest of the Fund.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
Changes to the Summary of Principal Risks and a Further Discussion of Principal Risks
The following sections in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” and in the section of the Prospectus entitled “A Further Discussion of Principal Risks” shall be deleted in their entirety:
•	Calculation Methodology Risk
•	Index-Related Risk
•	Passive Investment Risk
•	Tracking Error Risk
The section entitled “Management Risk” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” shall be deleted and replaced with the following:
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA will not produce the desired results, and that securities selected by BFA may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.